Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 22, 2024
Entity Registrant Name	LivePerson, Inc.
Entity Central Index Key	0001102993
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	0-30141
Entity Tax Identification Number	13-3861628
Entity Address, Address Line One	530 7th Ave, Floor M1
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	609-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LPSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false